Components of Other Operating Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of Other Operating Income [Line Items]
Loan Service Fees	$ 61.9	$ 64.5	$ 68.9
Banking Service Fees	50.9	55.0	54.9
Other Income	53.7	35.4	34.3
Total Other Operating Income	$ 166.5	$ 154.9	$ 158.1